                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manage Filing this Report:

Name:    Bentley Capital Management, LLC
Address: 520 Madison Avenue
         New York, New York  10022


Form 13F File Number: 028-3093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gerald Levine
Title:   Chief Executive Officer
Phone:   (212) 583-8887

Signature, Place, and Date of Signing:


          /s/ Gerald Levine       New York, New York     5/9/00
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     105

Form 13F Information Table Value Total:     $ 403,749
                                             thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]


                   Bentley Capital Management
                   Form 13F INFORMATION TABLE
                         March 31, 2000

         COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7             COLUMN 8
-----------------------      --------------   --------  -------- ----------------- --------  --------     ------------------------
      NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC    OTHER     SOLE      SHARED     NONE
                                                         (X000)                              MANAGERS
-----------------------      --------------   --------- -------- -------- -------- --------  --------   -----     ------    -----
ACI TELECENTRICS INC         COMMON           000981100        85   40000 SH       SOLE      NONE          40000  0         0
AT&T CORP                    COM LIB GRP A    001957208      8126  137000 SH       SOLE      NONE         137000  0         0
ABGENIX INC                  COMMON           00339B107       829    6000 SH       SOLE      NONE           6000  0         0
ACE COMM CORP                COMMON           004404109       497   45400 SH       SOLE      NONE          45400  0         0
ADVANCED MAGNETICS INC       COMMON           00753P103       146   16900 SH       SOLE      NONE          16900  0         0
ALYSIS TECHNOLOGIES INC      COMMON           02261D101      1678  231500 SH       SOLE      NONE         231500  0         0
AMERICAN XTAL TECHNOLOGY     COMMON           030514103       728   22500 SH       SOLE      NONE          22500  0         0
AMPLIDYNE INC                COMMON           032103103      1099  139500 SH       SOLE      NONE         139500  0         0
AMTECH SYS INC               COM PAR $0.01N   032332504       102   25000 SH       SOLE      NONE          25000  0         0
APPLIED INNOVATION INC       COMMON           037916103      4367  329600 SH       SOLE      NONE         329600  0         0
APPLIED FILMS CORP           COMMON           038197109       300   15000 SH       SOLE      NONE          15000  0         0
APPLIED SIGNAL TECHNOLOG     COMMON           038237103       343   20000 SH       SOLE      NONE          20000  0         0
AURORA BIOSCIENCES CORP      COMMON           051920106      3004   73500 SH       SOLE      NONE          73500  0         0
BANK ONE CORP                COMMON           06423A103      3450  100000 SH       SOLE      NONE         100000  0         0
BEL FUSE INC                 CL A             077347201       450   22200 SH       SOLE      NONE          22200  0         0
BEL FUSE INC                 CL B             077347300       412   19600 SH       SOLE      NONE          19600  0         0
BRADLEES INC                 COM NEW          104499207      1910  308700 SH       SOLE      NONE         308700  0         0
C COR NET CORP               COMMON           125010108      3675   75000 SH       SOLE      NONE          75000  0         0
C-CUBE MICROSYSTEMS INC      COMMON           125015107      1893   26000 SH       SOLE      NONE          26000  0         0
CK WITCO CORP                COMMON           12562C108      4929  483807 SH       SOLE      NONE         483807  0         0
CSG SYS INTL INC             COMMON           126349109      2685   55000 SH       SOLE      NONE          55000  0         0
CABLETEL COMMUNICATIONS      COMMON           126925106       451   65000 SH       SOLE      NONE          65000  0         0
CELL GENESYS INC             COMMON           150921104      2643  124000 SH       SOLE      NONE         124000  0         0
CHARMING SHOPPES INC         COMMON           161133103       654  115000 SH       SOLE      NONE         115000  0         0
COMMUNICATIONS SYS INC       COMMON           203900105      1185   67700 SH       SOLE      NONE          67700  0         0
CONCURRENT COMPUTER CORP     COMMON           206710204      2671  210500 SH       SOLE      NONE         210500  0         0
CUBIST PHARMACEUTICALS I     COMMON           229678107      7039  168100 SH       SOLE      NONE         168100  0         0
CYBERCASH INC                COMMON           232462101      2446  181200 SH       SOLE      NONE         181200  0         0
CYPRESS SEMICONDUCTOR CO     COMMON           232806109     11956  244000 SH       SOLE      NONE         244000  0         0
CYTOGEN CORP                 COMMON           232824102        96   11000 SH       SOLE      NONE          11000  0         0
DIODES INC                   COMMON           254543101      7294  194500 SH       SOLE      NONE         194500  0         0
DORSEY TRAILERS INC          COMMON           258440106       300  299500 SH       SOLE      NONE         299500  0         0
EMCORE CORP                  COMMON           290846104     39961  347300 SH       SOLE      NONE         347300  0         0
GENRAD INC                   COMMON           372447102      3470  280400 SH       SOLE      NONE         280400  0         0
GLOBECOMM SYSTEMS INC        COMMON           37956X103      3069  115000 SH       SOLE      NONE         115000  0         0
GLOBIX CORP                  COMMON           37957F101      6153  161400 SH       SOLE      NONE         161400  0         0
GOLDEN STAR RES LTD CDA      COMMON           38119T104        11   10000 SH       SOLE      NONE          10000  0         0
HARBINGER CORP               COMMON           41145C103      4718  162000 SH       SOLE      NONE         162000  0         0




HATHAWAY CORP                COMMON           419011101       914  107500 SH       SOLE      NONE         107500  0         0
ICU MED INC                  COMMON           44930G107       720   40000 SH       SOLE      NONE          40000  0         0
IDEC PHARMACEUTICALS COR     COMMON           449370105      7172   73000 SH       SOLE      NONE          73000  0         0
IBIS TECHNOLOGY CORP         COMMON           450909106     28845  320500 SH       SOLE      NONE         320500  0         0
ILEX ONCOLOGY INC            COMMON           451923106      1113   26500 SH       SOLE      NONE          26500  0         0
IMCLONE SYS INC              COMMON           45245W109       231    3000 SH       SOLE      NONE           3000  0         0
IMPCO TECHNOLOGIES INC       COMMON           45255W106      2489   65500 SH       SOLE      NONE          65500  0         0
INAMED CORP                  COMMON           453235103     11152  225300 SH       SOLE      NONE         225300  0         0
INTEGRATED MEASUREMENT S     COMMON           457923100      1178   58000 SH       SOLE      NONE          58000  0         0
INTERLIANT INC               COMMON           458742103      4534  160500 SH       SOLE      NONE         160500  0         0
INTRANET SOLUTIONS INC       COM NEW          460939309      4416   96000 SH       SOLE      NONE          96000  0         0
INTERTAN INC                 COMMON           461120107      5219  379550 SH       SOLE      NONE         379550  0         0
IVAX CORP                    COMMON           465823102      3406  125000 SH       SOLE      NONE         125000  0         0
KULICKE & SOFFA INDS INC     COMMON           501242101     14895  232500 SH       SOLE      NONE         232500  0         0
LASER-PACIFIC MEDIA CORP     COMMON           517923108      1057  178000 SH       SOLE      NONE         178000  0         0
MYR GROUP INC                COMMON           554053108      1174   39800 SH       SOLE      NONE          39800  0         0
MACROMEDIA INC               COMMON           556100105      7948   88000 SH       SOLE      NONE          88000  0         0
MANOR CARE INC NEW           COMMON           564055101      2255  167000 SH       SOLE      NONE         167000  0         0
MAPICS INC                   COMMON           564910107       247   15500 SH       SOLE      NONE          15500  0         0
MICRON TECHNOLOGY INC        COMMON           595112103     13104  104000 SH       SOLE      NONE         104000  0         0
MITEL CORP                   COMMON           606711109      1842   75000 SH       SOLE      NONE          75000  0         0
MUELLER INDS INC             COMMON           624756102      5355  176300 SH       SOLE      NONE         176300  0         0
NATIONAL INFO CONSORTIUM     COMMON           636491102     11242  323500 SH       SOLE      NONE         323500  0         0
NOTIFY TECHNOLOGY CORP       COMMON           669956104       391   50000 SH       SOLE      NONE          50000  0         0
ONTRACK DATA INTL INC        COMMON           683372106       516   50000 SH       SOLE      NONE          50000  0         0
OPINION RESH CORP            COMMON           683755102       186   22000 SH       SOLE      NONE          22000  0         0
OVERLAND DATA INC            COMMON           690213103      2302  163700 SH       SOLE      NONE         163700  0         0
PLANAR SYS INC               COMMON           726900103       411   35000 SH       SOLE      NONE          35000  0         0
POLARIS INDS INC             COMMON           731068102      2651   88000 SH       SOLE      NONE          88000  0         0
PRIMACOM AG                  DEPOSITORY
                             RECEI            74154N108      3520   76000 SH       SOLE      NONE          76000  0         0
PRIMEDIA INC                 COMMON           74157K101      1120   35000 SH       SOLE      NONE          35000  0         0
PROMATEK INDS LTD            COMMON           74341P107        61   25000 SH       SOLE      NONE          25000  0         0
RF INDS LTD                  COM PAR $0.01    749552105       184   25000 SH       SOLE      NONE          25000  0         0
RAINBOW TECHNOLOGIES INC     COMMON           750862104      6025  161200 SH       SOLE      NONE         161200  0         0
REPLIGEN CORP                COMMON           759916109      963   100000 SH       SOLE      NONE         100000  0         0
RESEARCH INC                 COMMON           760898106       111   15500 SH       SOLE      NONE          15500  0         0
RITE AID CORP                COMMON           767754104      1434  255000 SH       SOLE      NONE         255000  0         0
SCIENCE DYNAMICS CORP        COMMON           808631105       276   18500 SH       SOLE      NONE          18500  0         0
SEAGATE TECHNOLOGY           COMMON           811804103     10498  170000 SH       SOLE      NONE         170000  0         0
SEACOR SMIT INC              COMMON           811904101       211    3500 SH       SOLE      NONE           3500  0         0
SEALED AIR CORP NEW          COMMON           81211K100      5066   93277 SH       SOLE      NONE          93277  0         0
SOMERA COMMUNICATION         COMMON           834458101       243   20000 SH       SOLE      NONE          20000  0         0
SOUTHDOWN INC                COMMON           841297104      2192   37000 SH       SOLE      NONE          37000  0         0
SOUTHWALL TECHNOLOGIES I     COMMON           844909101      3113  296500 SH       SOLE      NONE         296500  0         0
STANLEY FURNITURE INC        COM NEW          854305208       484   25000 SH       SOLE      NONE          25000  0         0
SUPERCONDUCTOR TECHNOLOG     COMMON           867931107      1971   47000 SH       SOLE      NONE          47000  0         0
SYNOPSYS INC                 COMMON           871607107      975    20000 SH       SOLE      NONE          20000  0         0
TRW INC                      COMMON           872649108      7313  125000 SH       SOLE      NONE         125000  0         0
TTR TECHNOLOGIES INC RST     COMMON           87305T998      1550  279000 SH       SOLE      NONE         279000  0         0
TALK VISUAL CORP             COMMON           874266109        84   50000 SH       SOLE      NONE          50000  0         0




TELESYSTEM INTL WIRELESS     SUB VTG SHS      879946101       365   10000 SH       SOLE      NONE          10000  0         0
TICKETMASTER ONLINE-CITY     CL B             88633P203      2256   90000 SH       SOLE      NONE          90000  0         0
TYCO INTL LTD NEW            COMMON           902124106     19749  394000 SH       SOLE      NONE         394000  0         0
UNIQUE MOBILITY INC          COMMON           909154106       678   70000 SH       SOLE      NONE          70000  0         0
UNIROYAL TECHNOLOGY CORP     COMMON           909163107      3784   80500 SH       SOLE      NONE          80500  0         0
UTILX CORP                   COMMON           918031105      1250  200000 SH       SOLE      NONE         200000  0         0
VERISIGN INC                 COMMON           92343E102      3364   22500 SH       SOLE      NONE          22500  0         0
VOICESTREAM WIRELESS COR     COMMON           928615103      4508   35000 SH       SOLE      NONE          35000  0         0
VORNADO RLTY TR              SH BEN INT       929042109       469   14000 SH       SOLE      NONE          14000  0         0
WABASH NATL CORP             COMMON           929566107      2411  169200 SH       SOLE      NONE         169200  0         0
WEGENER CORP                 COMMON           948585104       416   70000 SH       SOLE      NONE          70000  0         0
WOLVERINE WORLD WIDE INC     COMMON           978097103      2999  272600 SH       SOLE      NONE         272600  0         0
YELLOW CORP                  COMMON           985509108       738   40000 SH       SOLE      NONE          40000  0         0
GEMSTAR INTL GROUP LTD       ORD              G3788V106     38433  446900 SH       SOLE      NONE         446900  0         0
XOMA LTD                     ORD              G9825R107      1686  217500 SH       SOLE      NONE         217500  0         0
RADCOM LTD                   ORD              M81865103       331   25000 SH       SOLE      NONE          25000  0         0
ORTHOFIX INTL N V            COMMON           N6748L102      1138   65000 SH       SOLE      NONE          65000  0         0
                                                        _________
                                                           403739

































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